Accrued Liabilities - Summary of Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Customer pricing reserve	$ 56	$ 50
Compensation, benefit and other employee related	65	69
Repositioning	12	9
Product warranties and performance guarantees - short-term (Note 20)	19	18
Income and other taxes	58	39
Advanced discounts from suppliers, current	7	8
Customer advances and deferred income	26	29
Accrued interest	$ 15	$ 13
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities (Note 11)	Accrued liabilities (Note 11)
Short-term lease liability (Note 13)	$ 9	$ 9
Accrued freight	10	9
Dividends payable (Note 15)	42	42
Other (primarily operating expenses)	29	25
Accrued liabilities (Note 11)	348	320
Contract liabilities	10	8
Accrued environmental liability	$ 4	$ 3